July 29, 2025

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	All Terrain Fund

Dear Sir/Madam:

On behalf of All Terrain Fund (the “Registrant”), we hereby submit, via electronic filing, Amendment No. 11 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended. The main purpose of this filing is to provide updated information to the Registrant’s disclosures.

If you have any questions, please contact Jacob Olliffe at (202) 263-4156 or JoAnn Strasser at (614) 469-3265.

Very truly yours,

/s/ Jacob Olliffe
Jacob Olliffe